RISK MANAGEMENT - Contractual maturities of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
0 - 30 Days
RISK MANAGEMENT
Financial liabilities	$ 272,255,508	$ 189,572,598
31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	90,712,629	79,795,108
Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	24,652,450	29,225,417
Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	13,804,847	9,719,595
More than 5 years
RISK MANAGEMENT
Financial liabilities	18,705,321	26,589,527
Demand deposit from customers | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	174,901,209	162,015,643
Time deposits from customers | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	23,783,630	16,673,292
Time deposits from customers | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	69,380,898	64,079,401
Time deposits from customers | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	10,062,892	16,502,005
Time deposits from customers | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	6,665,040	5,879,599
Time deposits from customers | More than 5 years
RISK MANAGEMENT
Financial liabilities	11,764,550	17,667,549
Interbank deposits - Repurchase agreements | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	940,817	1,801,163
Interbank deposits - Repurchase agreements | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	390,690	46,538
Borrowings from other financial institutions | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	928,935	381,534
Borrowings from other financial institutions | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	8,296,960	8,811,727
Borrowings from other financial institutions | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	6,639,834	3,537,113
Borrowings from other financial institutions | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	1,330,886	1,815,062
Borrowings from other financial institutions | More than 5 years
RISK MANAGEMENT
Financial liabilities	3,347,493	2,013,978
Debt securities in issue | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	683,998	56,666
Debt securities in issue | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	2,584,102	1,698,794
Debt securities in issue | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	5,011,604	6,917,904
Debt securities in issue | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	3,965,631	1,131,868
Debt securities in issue | More than 5 years
RISK MANAGEMENT
Financial liabilities	699,430	5,846,266
Preferred shares | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities		57,701
Preferred shares | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities		115,403
Preferred shares | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities		115,403
Preferred shares | More than 5 years
RISK MANAGEMENT
Financial liabilities	583,477	295,697
Derivative financial instruments | 0 - 30 Days
RISK MANAGEMENT
Financial liabilities	71,016,919	8,644,300
Derivative financial instruments | 31 Days - 1 Year
RISK MANAGEMENT
Financial liabilities	10,059,979	5,100,947
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Financial liabilities	2,938,120	2,152,992
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Financial liabilities	1,843,291	777,663
Derivative financial instruments | More than 5 years
RISK MANAGEMENT
Financial liabilities	$ 2,310,372	$ 766,037